JPMorgan Trust I

270 Park Avenue

New York, New York 10017

July 5, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds listed on Appendix A hereto (the “Funds”)
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 160 (Amendment No. 161 under the Investment Company Act of 1940) filed electronically on June 29, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

Appendix A

J. P. Morgan Tax Aware Fund
JPMorgan Tax Aware High Income Fund

J. P. Morgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

J. P. Morgan Income Funds
JPMorgan Managed Income Fund